Basis of preparation of financial statements	12 Months Ended
Dec. 31, 2017
Basis of preparation of financial statements
Basis of preparation of financial statements

2.Basis of preparation of financial statements

The consolidated financial statements of the Company for the years ended December 31, 2017 and 2016, were authorized for issuance by the executive board of directors on April 24, 2018.

The consolidated financial statements were prepared in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and in Brazilian Reais, which is the functional currency of the Company.

The financial statements were prepared using the historical cost basis, except for certain financial instruments, which are measured at fair value.

The Company has adopted all standards and interpretations issued by the IASB and the IFRS Interpretations Committee that were in effect on December 31, 2017.